Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity

At December 31, 2014 and 2013, 40,000 shares of the Company's Series A $10 par value noncumulative nonvoting preferred stock was issued and outstanding. The preferred stock is redeemable at the option of the Company at the price of $25 per share plus any unpaid dividends. Dividends on the preferred stock are payable quarterly at a rate of $2 per share per annum.

The Company has a dividend reinvestment and stock purchase plan (the Plan). Holders of the Company's common stock may participate in the Plan in which cash dividends can be reinvested in common shares and voluntary cash payments of not less than $100 per month and not more than $10,000 per month can purchase additional common shares. Officers are eligible to participate immediately and employees who have been continuously employed for at least one year are also eligible to participate in the Plan through authorized payroll deductions. The minimum investment is $25 per month for employees and $50 for officers with a maximum of $10,000 per month. A total of 3,474, 2,311 and 5,917 common shares were issued pursuant to this Plan in 2014, 2013 and 2012, respectively. At December 31, 2014, the Company had reserved approximately 510,000 common shares to be issued in connection with the Plan.

In conjunction with a planned 5% share buyback program announced in October 2014, the Company purchased 12,300 shares of its common stock for $319,000 during December 2014. The cost of this treasury stock is shown as a separate item within stockholders’ equity on the consolidated balance sheets. Through March 10, 2015, an additional 117,000 shares were purchased for $3.0 million.

On January 23, 2015, the Company declared a $0.07 per share cash dividend on its common stock, which was paid on February 25, 2015, to all shareholders of record on February 4, 2015. The total amount of the dividend paid on all shares was $993,000.

Shareholder Protection Rights Agreement (Rights Agreement)

On February 17, 2015, the board of directors adopted a Rights Agreement and declared a dividend of one Right on each outstanding share of the Company’s common stock. The record date to determine shareholders entitled to receive the Rights was February 27, 2015. The Rights Agreement will expire on February 17, 2016.

Until the earlier of (i) the Company’s announcing that a person or group (an Acquiring Person) has acquired 15% or more of its common stock (the Flip-in Date) and (ii) the tenth business day after any person or group commences a tender offer that will result in such person or group owning 15% or more of the Company’s common stock, the Rights will be evidenced by the common stock certificates, will automatically trade with the common stock and will not be exercisable. Thereafter, separate Rights certificates will be distributed and each Right will entitle its holder to purchase fractions of participating preferred stock having economic and voting terms similar to those of one share of common stock for an exercise price of $100.00.

Upon the occurrence of the Flip-in Date, each Right (other than Rights beneficially owned by any Acquiring Person or transferees thereof, which Rights become void) will be exchanged for one share of the Company’s common stock, unless the board of directors determines otherwise or any person owns more than 50% of the Company’s common stock. If the board of directors determines not to effect the exchange, each Right (other than the voided ones) will entitle its holder to purchase, for the exercise price, a number of shares of the Company’s common stock having a market value of twice the exercise price. Also, if after an Acquiring Person controls the board of directors or is the owner of 50% or more of the Company’s common stock, the Company is involved in a merger or sells more than 50% of its assets or earning power and, in the case of a merger, the Acquiring Person will receive different treatment than all other shareholders or the transaction is with the Acquiring Person, each Right will entitle its holder to purchase, for the exercise price, a number of shares of common stock of the Acquiring Person having a market value of twice the exercise price.

The Rights may generally be redeemed by the board of directors for $0.001 per Right prior to the Flip-in Date.